UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2014

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

	Shares	Value
COMMON STOCKS - 93.6%
Consumer Discretionary - 21.3%
Barnes & Noble *	67,495	$1,538,211
Cherokee	118,000	1,792,420
Francesca's Holdings *	50,000	737,000
Graham Holdings, Class B	2,228	1,599,949
HSN	25,200	1,492,848
International Game Technology	109,700	1,745,327
Lakes Entertainment *	111,500	525,165
Orient-Express Hotels, Class A *	142,750	2,075,585
Remy International	53,300	1,244,555
		12,751,060
Energy - 10.6%
Apco Oil & Gas International *	66,060	953,246
Approach Resources *	149,500	3,398,135
Carbon Natural Gas *(a)	550,000	506,000
Emerald Oil *	194,200	1,485,630
		6,343,011
Financial Services # - 29.3%
Baldwin & Lyons, Class B	40,110	1,040,453
Chimera Investment	639,600	2,040,324
Fair Isaac	25,600	1,632,256
FNFV Group *	19,800	346,500
Forestar Group *	157,438	3,005,492
Global Cash Access Holdings *	170,000	1,513,000
Hallmark Financial Services *	191,546	2,059,120
INTL FCStone *	62,447	1,243,944
Signature Group Holdings *	72,785	742,407
Symetra Financial	66,500	1,512,210
White Mountains Insurance Group	4,000	2,433,760
		17,569,466
Materials & Processing - 7.5%
Greif, Class B	21,925	1,313,307
Taminco *	136,900	3,184,294
		4,497,601
Producer Durables - 11.6%
AZZ	56,565	2,606,515
GP Strategies *	56,000	1,449,280
Heritage-Crystal Clean *	146,988	2,885,375
		6,941,170
Technology - 13.3%
American Electric Technologies *	50,000	340,000
Avid Technology *	218,085	1,613,829
GSI Group *	88,500	1,126,605
NeuStar, Class A *	40,800	1,061,616
PMC-Sierra *	203,400	1,547,873
ViaSat *	20,000	1,159,200
Westell Technologies, Class A *	450,600	1,103,970
		7,953,093
TOTAL COMMON STOCKS
(Cost $45,477,325)		56,055,401

SHORT-TERM INVESTMENT - 7.0%
Fidelity Institutional Government Portfolio, 0.01% ^
(Cost $4,182,168)	4,182,168	4,182,168

Total Investments - 100.6%
(Cost $49,659,493)		60,237,569
Other Assets and Liabilities, Net - (0.6%)		(347,580)
Total Net Assets - 100.0%		$59,889,989

*	Non-income producing security.
(a)
Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of June 30, 2014, the fair value of this investment was $506,000 or 0.8% of total net assets. Information concerning the illquid security is as follows:

	Security	Shares	Dates Acquired	Cost Basis
	Carbon Natural Gas	550,000	02/12	$195,250

#
As of June 30, 2014, the Fund had a significant portion of its assets invested in this sector. The financial services sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

^	Variable Rate Security - The rate shown is the rate in effect as of June 30, 2014.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierachy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discusiion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

	Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similiar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similiar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used to value the Fund's securitites as of June 30, 2014:
		Level 1	Level 2	Level 3	Total
	Common Stocks	$55,549,401	$506,000	-	$56,055,401
	Short-Term Investment	4,182,168	-	-	4,182,168
	Total Investments	$59,731,569	$506,000	-	$60,237,569

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2014, the Fund recognized no transfers to/from Level 1 or 2. The fund did not invest in any Level 3 investments during the period

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cove Street Capital Small Cap Value Fund

Cost of investments	$49,659,493

Gross unrealized appreciation	11,133,304
Gross unrealized depreciation	(555,228)
Net unrealized appreciation	$10,578,076

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                              James R. Arnold, President

Date  August 26, 2014

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  August 26, 2014